Right Of Use Assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right Of Use Assets
12.
right of use assets

Cost
Balance at December 31, 2020	1,894
Acquisition (note 5(b))	5,730
Additions	579
Dispositions	(165)
Balance at December 31, 2021	8,038
Acquisition (note 5(a), note5(c))	140,781
Additions	6,103
Tenant inducement allowances	(46)
Dispositions and remeasurements	12,191
Balance at December 31, 2022	167,067

Accumulated depreciation and impairment
Balance at December 31, 2020	571
Depreciation	897
Dispositions	(147)
Balance at December 31, 2021	1,321
Depreciation	25,227
Impairment	6,365
Balance at December 31, 2022	32,913

Net book value
Balance at December 31, 2021	6,717
Balance at December 31, 2022	134,154

As at December 31, 2022, the Company recorded impairment losses of right of use assets of $6.4 million with $3.9 million in the cannabis retail reporting segment and $2.5 million in the liquor retail reporting segment. Refer to note 13 for the significant assumptions applied in the impairment test.